Putnam
U.S. Government
Income Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

9-30-99


[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The U.S. economy's continued strength and historically low unemployment rate, combined with dramatic recovery elsewhere in the world, hastened the flow of assets from the safe haven of U.S. government securities and back into more adventuresome investments during the 12 months ended September 30, 1999.

While it is disconcerting to cope with a market experiencing such a trying period, Putnam U.S. Government Income Trust's managers handled the challenge well by taking a distinctly neutral approach.

In a market environment practically devoid of opportunities, the managers focused on yield curve positioning, duration, and sector rotation. In other words, they built the portfolio around securities they believed had the most attractive yields, the least sensitivity to interest-rate shifts, and the most promising prospects for improvement.

In the following report, the managers discuss the market environment during fiscal 1999, their response to it, and their expectations for fiscal 2000.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 17, 1999


Report from the Fund Managers

Michael Martino
Kevin M. Cronin

Rising interest rates dampened returns on all fixed-income securities, including those issued by the U.S. government, during Putnam U.S. Government Income Trust's 1999 fiscal year. Rates rose in response to fears that continued vibrant economic growth in the United States would lead to a build-up in inflationary pressures. Since rates and bond prices move in opposite directions, the interest-rate increases caused a drop in the value of U.S. Treasuries and other government securities. While mortgage-backed securities enjoyed a short rally in early 1999, softened demand caused them to underperform Treasuries over the course of the year.

Although our pursuit of a neutral strategy softened the blow of this rising rate environment to some extent, the fund was not entirely immune to this difficult market backdrop. Please see page 6 for more performance information.

Total return for 12 months ended 9/30/99

     Class A            Class B           Class C           Class M
  NAV       POP      NAV      CDSC      NAV     CDSC      NAV      POP
----------------------------------------------------------------------------
  0.76%    -4.01%    0.01%   -4.72%    -0.08%  -1.02%     0.56%   -2.75%
----------------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 6.


* PENDULUM SWINGS THE OTHER WAY

Interest rates plunged during the first half of the fund's fiscal year, with the onset of emerging-market crises and a credit crunch in the latter half of 1998. The Federal Reserve Board helped propel rates lower by cutting the federal funds rate three times, taking it from 5.50% in September to 4.75% in mid November. Investors fled to the quality offered by Treasury bonds, but non-Treasury sectors, including mortgage-backed securities whose value had dropped during the flight to quality, rebounded during the first quarter of 1999 as the global economy showed signs of stabilizing.

When investors turned their attention back to the U.S. economy, they were confronted by data that showed historically low unemployment and exceptionally robust economic growth, two potential precursors of the inflation that can eat into the value of a bond's fixed payments. Interest rates started to rise, and the Fed tried to stem growth and, as a consequence, inflation by raising the federal funds rate by 0.25 percentage points at the end of June and again in August. As a result of these adjustments, both mortgages and Treasuries -- the two sectors in which your fund invests -- experienced drops in value, although Treasury securities outperformed all other sectors of the market during the last six months of your fund's fiscal year.

"Some say Treasuries and other top-quality bonds will see increased popularity in the coming months, at least relative to other bond funds, as investors shift into the most dependable class of bonds they can find."

-- The Wall Street Journal, October 4, 1999


Since the beginning of calendar 1999 and as of September 30, 1999, the yield on the benchmark 30-year Treasury rose from 5.10% to 6.06%. For their part, non-Treasury yields increased even more.

* DISTINCTLY NEUTRAL APPROACH

For most of the fiscal year, the fund remained neutral in the three areas in which we seek to add value: focusing investments on a particular part or parts of the yield curve (a representation of the difference between short- and long-term interest rates), duration (a measure of the fund's sensitivity to changes in interest rates), and sector rotation between mortgages and Treasuries. In this, one of the worst-performing bond market environments in recent memory, there was a distinct absence of opportunity for us to pursue.

Your fund did benefit from an underweighting in mortgages earlier in the fiscal year when Treasuries rallied, but since then the mortgage allocation has generally remained around a neutral 90% of assets. As the fiscal year progressed, prices of mortgage-backed securities became quite cheap as demand for them slackened.


[GRAPHIC OMITTED: pie chart PORTFOLIO ALLOCATIONS (9/30/99)]

PORTFOLIO ALLOCATIONS (9/30/99)*

U.S. Treasury
securities -- 9.0%

Cash and short-term
investments -- 2.7%

Mortgage-backed
securities -- 88.3%

Footnote reads:
*Based on total market value of assets. The allocation to mortgage-backed securities is primarily concentrated in bonds issued by the Government National Mortgage Association (GNMA). Allocations will vary over time.


There were several reasons for this decline. First, investors tried to sell off these securities as rates rose because their average life extends -- and their sensitivity to changes in interest rate increases -- as interest rates rise. Second, in the first nine months of calendar 1999, corporations issued new bonds at an extraordinary rate in order to raise capital well in advance of any problems that might occur closer to the turn to the year 2000. That glut of new supply caused issuers to increase yields to attract buyers and pulled assets away from the mortgage market and into corporates. Finally, Y2K concerns have prompted securities dealers to overweight their portfolios with Treasuries because these securities offer the most liquidity.

We have not altered the strategy of your fund in preparation for Y2K. The main concern for portfolio managers managing securities other than high-quality government bonds is providing liquidity in case there are redemptions near year's end. That is much less of an issue with this fund because of its high quality and liquidity. Furthermore, as we make our way to 2000 and interest rates and corporate issuance stabilize, we anticipate that the yield differential between mortgage-backed securities and Treasuries will diminish, signifying a rebound in the mortgage sector.


[GRAPHIC OMITTED: vertical bar chart AVERAGE EFFECTIVE MATURITY AND DURATION]

AVERAGE EFFECTIVE MATURITY AND DURATION

                                   9/30/98     3/31/99     9/30/99

Average effective maturity           5.1         7.1         8.8
Duration                             1.8         3.2         4.8

Footnote reads:
This chart depicts the fund's average effective maturity and duration at 6-month intervals over the 12 months ended 9/30/99. Average effective maturity and duration stated in years are derived from calculations that incorporate assumptions about prepayment rates and cash flow of mortgage-backed securities. Measures of effective maturity duration and the assumptions on which they are based will vary over time.


* OUTLOOK FOR SLOWER GROWTH, MODERATELY HIGHER INFLATION

Going forward, we are most concerned about the outlook for inflation. Over the next few months, we anticipate short-term jumps in the consumer and producer price indexes. However, we believe that longer-term we will see a slowdown in the economy -- not a slow economy, mind you, but a slower pace of growth with modest inflation. As such, we believe that interest rates will move within a narrow range over the next year. Shortly after the end of the fiscal year, the Fed opted not to raise rates a third time but indicated an inclination to increase rates further. We consider it possible that this will happen before the end of the year.

Looking more closely at the portfolio, we believe we can add value by adding slightly to the fund's mortgage-backed security holdings, moving them closer to about 95% of the portfolio. Mortgages should remain cheap over the near term, and once held, would benefit the fund when they eventually rebound. We may nudge the fund's duration upward to help it take advantage of interest-rate declines that could occur once the market stabilizes through the end of the year. And we will aim to take advantage of any yield curve opportunities that arise. Thus far, the fund has succeeded by pursuing the status quo. As 1999 winds down and we enter a new year, we will be looking for developments that dictate a shift to an alternate course.


"As we make our way through to the year 2000 and interest rates and corporate issuance stabilize, we anticipate that the yield differential between Treasuries and mortgage-backed securities will diminish, signifying a rebound in the mortgage sector."

-- Michael Martino, fund manager

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/99, there is no guarantee the fund will continue to hold these securities in the future. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam U.S. Government Income Trust is designed for investors seeking current income consistent with capital preservation. The fund primarily invests in securities backed by the full faith and credit of the U.S. government and in repurchase agreements and forward commitments with respect to these securities.




TOTAL RETURN FOR PERIODS ENDED 9/30/99

                        Class A           Class B             Class C             Class M
(inception dates)      (2/8/84)          (4/27/92)           (7/26/99)           (2/6/95)
                     NAV      POP      NAV       CDSC      NAV       CDSC      NAV      POP
----------------------------------------------------------------------------------------------
1 year               0.76%   -4.01%    0.01%   -4.72%     -0.08%    -1.02%     0.56%   -2.75%
----------------------------------------------------------------------------------------------
5 years             41.28    34.53    35.98    33.98      35.95     35.95     39.48    34.89
Annual average       7.16     6.11     6.34     6.02       6.33      6.33      6.88     6.17
----------------------------------------------------------------------------------------------
10 years            96.47    87.20    81.81    81.81      82.08     82.08     91.24    85.02
Annual average       6.99     6.47     6.16     6.16       6.18      6.18      6.70     6.35
----------------------------------------------------------------------------------------------
Life of fund       241.39   225.22   198.46   198.46     203.16    203.16    223.02   212.56
Annual average       8.17     7.83     7.24     7.24       7.35      7.35      7.79     7.56
----------------------------------------------------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/99

                                 Lehman Bros.
                               Mortgage-Backed             Consumer
                               Securities Index          price index
--------------------------------------------------------------------------
1 year                               2.27%                   2.75%
--------------------------------------------------------------------------
5 years                             46.83                   12.38
Annual average                       7.99                    2.36
--------------------------------------------------------------------------
10 years                           119.06                   34.32
Annual average                       8.16                    2.99
--------------------------------------------------------------------------
Life of fund                       342.45                   64.77
Annual average                       9.96                    3.24
--------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares the higher operating expenses applicable to such shares. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 9/30/89

                                        Lehman Bros.
                  Fund's class A      Mortgage-Backed       Consumer price
Date               shares at POP      Securities Index           index

9/30/89                9,525               10,000               10,000
9/30/90               10,341               10,969               10,616
9/30/91               11,696               12,757               10,976
9/30/92               12,856               14,150               11,304
9/30/93               13,569               15,092               11,608
9/30/94               13,250               14,919               11,952
9/30/95               14,922               16,938               12,256
9/30/96               15,566               17,921               12,624
9/30/97               17,083               19,719               12,896
9/30/98               18,579               21,420               13,072
9/30/99              $18,720              $21,906              $13,432

Footnote reads:
Past performance is no assurance of future results. At the end of the same time period, a $10,000 investment in the fund's class B and class C shares would have been valued at $18,181 and $18,208, respectively and no contingent deferred sales charges would apply; a $10,000 investment in the fund's class M shares would have been valued at $19,124 ($18,502 at public offering price).




PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 9/30/99

                             Class A      Class B       Class C       Class M
----------------------------------------------------------------------------------
Distributions (number)         12           12            2             12
----------------------------------------------------------------------------------
Income                      $0.7578      $0.6673       $0.1206       $0.7239
----------------------------------------------------------------------------------
Return of capital3           0.0462       0.0407        0.0074        0.0441
----------------------------------------------------------------------------------
 Total                       $0.804       $0.708        $0.128        $0.768
----------------------------------------------------------------------------------
Share value:              NAV      POP      NAV           NAV      NAV      POP
----------------------------------------------------------------------------------
9/30/98                  $13.28   $13.94  $13.22        $   --    $13.25   $13.70
----------------------------------------------------------------------------------
7/26/994                     --       --      --         12.54        --       --
----------------------------------------------------------------------------------
9/30/99                   12.57    13.20   12.51         12.55     12.55    12.97
----------------------------------------------------------------------------------
Current return (end of period)
----------------------------------------------------------------------------------
Current dividend rate1     6.30%    6.00%   5.56%         6.02%     6.02%    5.83%
----------------------------------------------------------------------------------
Current 30-day SEC yield2  6.12     5.82    5.37          5.39      5.87     5.75
----------------------------------------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Based on investment income, calculated using SEC guidelines.

3 For information on return of capital, please see page 27.

4 Class C shares inception date.



Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class C shares are not subject to an initial sales charge and are subject to a contingent deferred sales charge only if the shares are redeemed during the first year.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B or C shares and assumes redemption at the end of the period. Your fund's class B CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies. The CDSC for class C shares is 1% for one year after purchase.


Comparative benchmarks

Lehman Brothers Mortgage-Backed Securities Index is an unmanaged list of GNMA bonds. This index assumes reinvestment of all distributions and interest payments, does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. Securities indexes assume reinvestment of all distributions and interest payments, and the performance of the fund will differ. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A guide to the financial statements

These sections of the report, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.


Report of independent accountants
For the fiscal year ended September 30, 1999

To the Trustees and Shareholders of
Putnam U.S. Government Income Trust

In our opinion, the accompanying statement of assets and liabilities, including the fund's portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam U.S. Government Income Trust (the "fund") at September 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at September 30, 1999 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Boston, Massachusetts
November 10, 1999




The fund's portfolio
September 30, 1999

U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.0%) (a)
PRINCIPAL AMOUNT                                                                                                     VALUE
U.S. Government Agency Mortgage Obligations (88.0%)
--------------------------------------------------------------------------------------------------------------------------
                     Government National Mortgage Association
                       Graduated Payment Mortgages
     $       28,833    13 3/4s, with due dates from September 20, 2014
                       to November 20, 2014                                                                 $       32,950
             81,532    13 1/4s, December 20, 2014                                                                   92,768
            112,173    12 3/4s, with due dates from June 20, 2014
                       to June 20, 2015                                                                            127,350
            102,323    12 1/4s, with due dates from December 20, 2013
                       to January 20, 2014                                                                         114,888
                     Government National Mortgage Association
                       Pass-Through Certificates
             71,400    16s, with due dates from October 15, 2011
                       to November 15, 2011                                                                         85,121
            145,841    15s, with due dates from July 15, 2011
                       to March 15, 2013                                                                           172,691
            114,124    14s, with due dates from July 15, 2014
                       to January 20, 2015                                                                         131,840
            752,517    13 1/2s, with due dates from March 15, 2011
                       to June 20, 2015                                                                            860,547
              1,221    13 1/4s, October 15, 2014                                                                     1,398
            598,168    13s, with due dates from October 20, 2013
                       to September 20, 2015                                                                       677,792
            328,910    12 3/4s, with due dates from October 15, 2013
                       to July 15, 2014                                                                            375,882
            315,452    12 1/2s, with due dates from June 15, 2010
                       to November 20, 2015                                                                        352,867
            448,861    12 1/4s, with due dates from August 15, 2013
                       to May 15, 2015                                                                             507,356
            314,896    12s, with due dates from April 20, 2014
                       to March 20, 2016                                                                           349,633
          1,524,646    11 1/2s, with due dates from May 15, 2010
                       to September 15, 2018                                                                     1,701,519
            747,286    11 1/4s, with due dates from June 15, 2013
                       to January 15, 2016                                                                         823,641
          1,557,436    11s, with due dates from November 20, 2013
                       to June 20, 2019                                                                          1,693,214
             10,979    11s, with due date July 15, 2000                                                             11,964
            115,901    10 7/8s, February 15, 2010                                                                  126,600
            115,733    10 3/4s, with due dates from January 15, 2016
                       to February 15, 2016                                                                        127,704
         13,229,385    10 1/2s, with due dates from April 15, 2010
                       to September 15, 2021                                                                    14,555,057
            344,877    10 1/4s, with due dates from March 15, 2016
                       to December 15, 2020                                                                        373,868
          1,146,324    10s, with due dates from October 15, 2009
                       to January 20, 2021                                                                       1,233,077
          8,199,098    9 1/2s, with due date March 15, 2029                                                      8,701,293
         43,502,604    9 1/2s, with due dates from June 15, 2009
                       to April 15, 2023                                                                        46,443,148
            697,802    9 1/4s, with due dates from April 15, 2016
                       to November 15, 2019                                                                        736,181
         57,495,975    9s, with due dates from September 15, 2013
                       to January 15, 2025                                                                      60,402,769
          1,855,722    9s, with due dates from November 15, 2004
                       to June 15, 2011                                                                          1,956,617
         78,991,630    8 1/2s, with due dates from June 15, 2015
                       to March 15, 2027                                                                        82,355,985
         16,631,004    8 1/2s, with due dates from May 15, 2001
                       to January 15, 2010                                                                      17,400,135
        301,580,711    8s, with due dates from May 15, 2016
                       to January 15, 2028                                                                     308,650,495
         26,033,688    8s, with due dates from January 15, 2001
                       to November 15, 2009                                                                     26,749,793
        379,419,480    7 1/2s, with due dates from March 15, 2017
                       to October 15, 2027                                                                     381,717,319
                599    7 1/2s, with due date March 15, 2001                                                            605
        898,393,233    7s, with due dates from March 15, 2022
                       to June 15, 2029                                                                        882,888,763
        103,651,727    7s, with due dates from October 15, 2007
                       to February 15, 2013                                                                    104,072,418
        796,242,858    6 1/2s, with due dates from May 15, 2023
                       to June 15, 2029                                                                        761,950,579
        148,381,365    6s, with due dates from July 15, 2028 to May 15, 2029                                   137,669,719
             56,223    5 1/2s, May 15, 2017                                                                         57,803
                                                                                                            --------------
                                                                                                             2,846,283,349

U.S. Treasury Obligations (9.0%)
--------------------------------------------------------------------------------------------------------------------------
                     U.S. Treasury Bonds
        125,000,000    6 1/8s, August 15, 2029                                                                 126,230,000
          6,610,000    5 1/4s, February 15, 2029                                                                 5,784,808
                     U.S. Treasury Notes
         50,000,000    6 1/8s, August 15, 2007                                                                  50,054,500
         51,500,000    5 5/8s, May 15, 2008                                                                     49,986,930
         60,000,000    5 1/2s, January 31, 2003                                                                 59,484,600
                                                                                                            --------------
                                                                                                               291,540,838
                                                                                                            --------------
                     Total U.S. Government and Agency Obligations
                       (cost $3,185,483,540)                                                                $3,137,824,187

SHORT-TERM INVESTMENTS (2.7%) (a) (cost $87,434,000)
PRINCIPAL AMOUNT                                                                                                     VALUE
--------------------------------------------------------------------------------------------------------------------------
        $87,434,000  Interest in $750,000,000 joint repurchase agreement dated September 30, 1999 with Goldman Sachs & Co.
                       due October 1, 1999 with respect to various
                       U.S. Treasury obligations -- maturity value of $87,446,848
                       for an effective yield of 5.29%                                                      $   87,434,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $3,272,917,540) (b)                                            $3,225,258,187
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $3,233,054,233.

  (b) The aggregate identified cost on a tax basis is $3,273,140,196, resulting in gross unrealized appreciation and depreciation of $25,858,772 and $73,740,781, respectively, or net unrealized depreciation of $47,882,009.

      The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1999
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,272,917,540) (Note 1)                                        $3,225,258,187
-----------------------------------------------------------------------------------------------
Cash                                                                                        461
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                       20,311,963
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                6,106,221
-----------------------------------------------------------------------------------------------
Total assets                                                                      3,251,676,832

Liabilities
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                           12,096,711
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                          3,550,289
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                              426,105
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                           108,989
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              7,759
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                2,317,093
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                  115,653
-----------------------------------------------------------------------------------------------
Total liabilities                                                                    18,622,599
-----------------------------------------------------------------------------------------------
Net assets                                                                       $3,233,054,233

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                  $3,614,103,436
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                              (333,389,850)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments                                          (47,659,353)
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                       $3,233,054,233

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($1,986,980,085 divided by 158,101,260 shares)                                           $12.57
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $12.57)*                                  $13.20
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($1,082,047,715 divided by 86,488,811 shares)**                                          $12.51
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($2,577,488 divided by 205,332 shares)**                                                 $12.55
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($133,361,638 divided by 10,629,298 shares)                                              $12.55
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $12.55)*                                  $12.97
-----------------------------------------------------------------------------------------------
Net asset value, offering price and redemption price per class Y share
($28,087,307 divided by 2,235,902 shares)                                                $12.56
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

 ** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.




Statement of operations
Year ended September 30, 1999
Interest income                                                                    $233,651,689
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                     14,775,580
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                        5,088,335
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                        51,879
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                         31,216
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                 5,101,098
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                12,425,024
-----------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                                     2,259
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                   743,248
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  88,784
-----------------------------------------------------------------------------------------------
Registration fees                                                                            75
-----------------------------------------------------------------------------------------------
Auditing                                                                                 66,779
-----------------------------------------------------------------------------------------------
Legal                                                                                    45,490
-----------------------------------------------------------------------------------------------
Postage                                                                                 365,136
-----------------------------------------------------------------------------------------------
Other                                                                                   299,583
-----------------------------------------------------------------------------------------------
Total expenses                                                                       39,084,486
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                             (586,916)
-----------------------------------------------------------------------------------------------
Net expenses                                                                         38,497,570
-----------------------------------------------------------------------------------------------
Net investment income                                                               195,154,119
-----------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                    (12,871,100)
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the year                         (167,916,152)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                            (180,787,252)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                               $ 14,366,867
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                                      Year ended September 30
                                                                                ------------------------------
                                                                                           1999            1998
---------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
---------------------------------------------------------------------------------------------------------------
Operations:
---------------------------------------------------------------------------------------------------------------
Net investment income                                                            $  195,154,119  $  207,562,768
---------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                             (12,871,100)     30,743,304
---------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                          (167,916,152)     46,178,335
---------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 14,366,867     284,484,407
---------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
---------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                        (119,942,751)   (129,683,505)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                         (64,865,717)    (68,119,252)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                              (8,889)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                          (8,401,246)     (8,147,157)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                          (1,171,979)       (399,595)
---------------------------------------------------------------------------------------------------------------
  In excess of net investment income
    Class A                                                                                  --      (4,562,519)
---------------------------------------------------------------------------------------------------------------
    Class B                                                                                  --      (2,396,568)
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                  --              --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                                  --        (286,633)
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                                  --         (14,059)
---------------------------------------------------------------------------------------------------------------
  From return of capital
    Class A                                                                          (7,313,013)             --
---------------------------------------------------------------------------------------------------------------
    Class B                                                                          (3,954,919)             --
---------------------------------------------------------------------------------------------------------------
    Class C                                                                                (542)             --
---------------------------------------------------------------------------------------------------------------
    Class M                                                                            (512,231)             --
---------------------------------------------------------------------------------------------------------------
    Class Y                                                                             (71,457)             --
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital
share transactions (Note 4)                                                        (210,594,609)    111,513,142
---------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                            (402,470,486)    182,388,261

Net assets
---------------------------------------------------------------------------------------------------------------
Beginning of year                                                                 3,635,524,719   3,453,136,458
---------------------------------------------------------------------------------------------------------------
End of year (including undistributed
net investment income
of $-- and $--, respectively.)                                                   $3,233,054,233  $3,635,524,719
---------------------------------------------------------------------------------------------------------------




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.28           $13.01           $12.63           $12.95           $12.37
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .76(c)           .81(c)           .85              .84(c)           .88
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.66)             .29              .34             (.30)             .61
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .10             1.10             1.19              .54             1.49
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.76)            (.80)            (.81)            (.81)            (.83)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                               (.05)              --               --             (.05)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.81)            (.83)            (.81)            (.86)            (.91)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.57           $13.28           $13.01           $12.63           $12.95
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               0.76             8.75             9.75             4.32            12.62
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,986,980       $2,130,980       $2,147,326       $2,450,376       $2,903,016
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .85              .87              .89              .88              .90
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.94             6.15             6.58             6.55             7.09
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             123.04           294.74           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.22           $12.97           $12.59           $12.91           $12.33
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .67(c)           .70(c)           .75              .74(c)           .79
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.67)             .28              .35             (.30)             .61
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                  --              .98             1.10              .44             1.40
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.67)            (.71)            (.72)            (.72)            (.75)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.02)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                               (.04)              --               --             (.04)            (.07)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.71)            (.73)            (.72)            (.76)            (.82)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.51           $13.22           $12.97           $12.59           $12.91
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               0.01             7.82             8.95             3.52            11.82
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                 $1,082,048       $1,334,041       $1,291,901       $1,458,848       $1,643,923
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.60             1.62             1.64             1.63             1.65
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.18             5.42             5.83             5.80             6.33
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             123.04           294.74           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS C
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                          July 26, 1999+
operating performance                                                                                             to September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         1999
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                                    $12.54
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                                 .12
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                                                .02
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                                     .14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                                        (.12)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                                                                          --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                                                                                                   (.01)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                                      (.13)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                                          $12.55
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                                                   1.12*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                                         $2,577
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                                                 .29*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                                                 .99*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                                 123.04
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   For the period
Per-share                                                                                                           Feb. 6, 1995+
operating performance                                                Year ended September 30                         to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.25           $13.00           $12.63           $12.96           $12.29
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .72(c)           .80(c)           .80              .82(c)           .61
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.66)             .25              .35             (.32)             .66
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .06             1.05             1.15              .50             1.27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.72)            (.77)            (.78)            (.78)            (.55)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                               (.04)              --               --             (.05)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.76)            (.80)            (.78)            (.83)            (.60)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                      $12.55           $13.25           $13.00           $12.63           $12.96
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               0.56             8.38             9.39             3.99            10.54*
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                   $133,362         $163,076           $7,850           $6,116           $2,609
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                            1.10             1.12             1.14             1.14              .79*
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            5.68             5.91             6.32             6.37             4.14*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             123.04           294.74           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights
(For a share outstanding throughout the period)

CLASS Y
------------------------------------------------------------------------------------------------------------------------------------

Per-share
operating performance                                                        Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                                     1999             1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                $13.27           $13.01           $12.63           $12.98           $12.38
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                 .79(c)           .83(c)           .89(c)           .88(c)           .90
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                           (.66)             .29              .34             (.34)             .64
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                 .13             1.12             1.23              .54             1.54
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                    (.79)            (.83)            (.85)            (.84)            (.86)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                      --             (.03)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From return of capital                               (.05)              --               --             (.05)            (.08)
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                  (.84)            (.86)            (.85)            (.89)            (.94)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                       12.56           $13.27           $13.01           $12.63           $12.98
------------------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                               1.04             8.98            10.05             4.34           13 .07
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                    $28,087           $7,428           $6,061           $3,190          $43,196
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                             .60              .62              .64              .62              .65
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                            6.19             6.42             6.83             6.51             7.16
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                             123.04           294.74           125.80           138.97           195.45
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements. (Note 2)

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Notes to financial statements
September 30, 1999

Note 1
Significant accounting policies

Putnam U.S. Government Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund's investment objective is to seek as high a level of current income as is consistent with preservation of capital by investing exclusively in securities backed by the full faith and credit of the United States and in repurchase agreements and forward commitments with respect to those securities.

The fund offers class A, class B, class C, class M and class Y shares. The fund began offering class C shares on July 26, 1999. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Class M shares are sold with a maximum front end sales charge of 3.25% and pay an ongoing distribution fee that is higher than class A shares but lower than class B and class C shares. Class Y shares, which are sold at net asset value, are generally subject to the same expenses as class A, class B, class C and class M shares, but do not bear a distribution fee. Class Y shares are sold to defined contribution plans that invest at least $150 million in a combination of Putnam funds and other accounts managed by affiliates of Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, Inc.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market, and other investments are stated at fair value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis. Interest income is recorded on the accrual basis.

E) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 1.0% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1999, the fund had a capital loss carryover of approximately $318,732,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                Expiration
--------------                ------------------
  $257,955,000                September 30, 2003
    51,884,000                September 30, 2004
     8,893,000                September 30, 2005

G) Distributions to shareholders Distributions to shareholders are recorded by the fund on the ex-dividend date. At certain times, the fund may pay distributions at a level rate even though, as a result of market conditions or investment decisions, the fund may not achieve projected investment results for a given period. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions and post-October loss deferrals. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended September 30, 1999, the fund reclassified $763,537 to increase distributions in excess of net investment income and $625,266 to decrease paid-in-capital, with a decrease to accumulated net realized losses of $1,388,803. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.57% of the first $500 million, 0.475% of the next $500 million, 0.4275% of the next $500 million, and 0.38% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended September 30, 1999, fund expenses were reduced by $586,916 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $2,819 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00%, 1.00% and 1.00% of the average net assets attributable to class A, class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.25%, 1.00%, 1.00% and 0.50% of the average net assets attributable to class A, class B, class C and class M shares respectively.

For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $421,297 and $64,266 from the sale of class A and class M shares, respectively, and received $1,687,618 and no monies in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1999, Putnam Mutual Funds Corp., acting as underwriter received $73,635 on class A redemptions.

Note 3
Purchases and sales of securities

During the year ended September 30, 1999, cost of purchases and proceeds from sales of U.S. government and agency obligations other than short-term investments aggregated $4,100,912,415 and $4,339,469,439, respectively.

Note 4
Capital shares

At September 30, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                    124,382,231     $1,607,237,236
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,596,261         84,621,722
-----------------------------------------------------------------------------
                                               130,978,492      1,691,858,958

Shares
repurchased                                   (133,370,823)    (1,723,451,565)
-----------------------------------------------------------------------------
Net decrease                                    (2,392,331)    $  (31,592,607)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     59,973,385      $ 785,402,534
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    6,642,555         86,591,930
-----------------------------------------------------------------------------
                                                66,615,940        871,994,464

Shares
repurchased                                    (71,219,827)      (931,308,277)
-----------------------------------------------------------------------------
Net decrease                                    (4,603,887)     $ (59,313,813)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     28,314,302      $ 364,737,287
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,719,545         47,544,292
-----------------------------------------------------------------------------
                                                32,033,847        412,281,579

Shares
repurchased                                    (46,447,759)      (594,138,600)
-----------------------------------------------------------------------------
Net decrease                                   (14,413,912)     $(181,857,021)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     29,712,925      $ 387,310,922
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                    3,653,269         47,450,098
-----------------------------------------------------------------------------
                                                33,366,194        434,761,020

Shares
repurchased                                    (32,107,152)      (418,121,195)
-----------------------------------------------------------------------------
Net increase                                     1,259,042       $ 16,639,825
-----------------------------------------------------------------------------

                                                 For the period July 26, 1999
                                                 (commencement of operations)
                                                        to September 30, 1999
-----------------------------------------------------------------------------
Class C                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        262,305        $ 3,277,862
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                          725              9,044
-----------------------------------------------------------------------------
                                                   263,030          3,286,906

Shares
repurchased                                        (57,698)          (724,717)
-----------------------------------------------------------------------------
Net increase                                       205,332        $ 2,562,189
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,762,950       $ 35,720,161
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       70,599            903,774
-----------------------------------------------------------------------------
                                                 2,833,549         36,623,935

Shares
repurchased                                     (4,509,265)       (58,080,146)
-----------------------------------------------------------------------------
Net decrease                                    (1,675,716)      $(21,456,211)
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                     19,378,067      $ 253,347,903
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       43,951            572,328
-----------------------------------------------------------------------------
                                                19,422,018        253,920,231

Shares
repurchased                                     (7,720,736)      (100,941,489)
-----------------------------------------------------------------------------
Net increase                                    11,701,282      $ 152,978,742
-----------------------------------------------------------------------------

                                                Year ended September 30, 1999
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,505,436       $ 32,394,071
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       97,645          1,243,436
-----------------------------------------------------------------------------
                                                 2,603,081         33,637,507

Shares
repurchased                                       (926,842)       (11,888,466)
-----------------------------------------------------------------------------
Net increase                                     1,676,239       $ 21,749,041
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class Y                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        682,330        $ 8,902,590
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       31,752            413,654
-----------------------------------------------------------------------------
                                                   714,082          9,316,244

Shares
repurchased                                       (620,409)        (8,107,856)
-----------------------------------------------------------------------------
Net increase                                        93,673        $ 1,208,388
-----------------------------------------------------------------------------


Federal tax information
(Unaudited)

For the year ended September 30, 1999, a portion of the Fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The Form 1099 you receive in January 2000 will show the tax status of all distributions paid to your account in calendar 1999.


Our commitment to quality service

* CHOOSE AWARD-WINNING SERVICE

  Putnam Investments has won the DALBAR Service Award 8 times in the past 9 years. In 1997 and 1998, Putnam was the only company to win all three DALBAR awards: for service to investors, to financial advisors, and to variable annuity contract holders.*

* HELP YOUR INVESTMENTS GROW

  Set up a systematic program for investing with as little as $25 a month from a Putnam money market fund or from your checking or savings account.+

* SWITCH FUNDS EASILY

  Within the same class of shares, you can move money from one account to another without a service charge. (This privilege is subject to change or termination.)

* ACCESS YOUR MONEY QUICKLY

  You can get checks sent regularly or redeem shares any business day at the then-current net asset value, which may be more or less than the original cost of the shares.

  For details about any of these or other services, contact your financial advisor or call the toll-free number shown below and speak with a helpful Putnam representative. To learn more about Putnam, visit our Web site.

  www.putnaminv.com

  To make an additional investment in this or any other Putnam fund, contact your financial advisor or call our toll-free number.

  1-800-225-1581

 *DALBAR, Inc., an independent research firm, presents the awards to financial services firms that provide consistently excellent service.

 +Regular investing, of course, does not guarantee a profit or protect against a loss in a declining market.


Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Edward H. D'Alelio
Vice President

Michael Martino
Vice President and Fund Manager

Kevin M. Cronin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

This report is for the information of shareholders of Putnam U.S. Government Income Trust. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
BULK RATE
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminv.com


AN038-56139 032/885/689/527 11/99



PUTNAM INVESTMENTS                                      [SCALE LOGO OMITTED]
----------------------------------------------------------------------------
Putnam U.S. Government Income Trust
Supplement to Annual Report dated 9/30/99

The following information has been prepared to provide class Y shareholders with a performance overview specific to their holdings. Class Y shares are offered exclusively to defined contribution plans investing $250 million or more in one or more of Putnam's funds or private accounts. Performance of class Y shares, which incur neither a front-end load, distribution fee, nor contingent deferred sales charge, will differ from performance of class A, B, and M shares, which are discussed more extensively in the annual report.

ANNUAL RESULTS AT A GLANCE
----------------------------------------------------------------------------
Total return:                                NAV

Six months ended 9/30/99                    0.29%
One year ended 9/30/99                      1.04
Life of class (since 4/11/94)              44.00
Annual average                              6.89
---------------------------------------------------------------------------
Share value:                                 NAV

9/30/98                                   $13.27
9/30/99                                    12.56
----------------------------------------------------------------------------

Distributions:    No.    Income      Return of Capital     Total
                  12     $0.791           $0.048          $0.839
----------------------------------------------------------------------------
Please note that past performance does not indicate future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. See full report for information on comparative benchmarks. If you have questions, please consult your fund prospectus or call Putnam toll free at 1-800-752-9894.